3. Loans (Tables)	12 Months Ended
Dec. 31, 2017
Loans Tables
Major classifications of loans
(Dollars in thousands)
	December 31, 2017	December 31, 2016
Real estate loans:
Construction and land development	$84,987	61,749
Single-family residential	246,703	240,700
Single-family residential -
Banco de la Gente stated income	37,249	40,189
Commercial	248,637	247,521
Multifamily and farmland	28,937	21,047
Total real estate loans	646,513	611,206

Loans not secured by real estate:
Commercial loans	89,022	87,596
Farm loans	1,204	-
Consumer loans	9,888	9,832
All other loans	13,137	15,177

Total loans	759,764	723,811

Less allowance for loan losses	6,366	7,550

Total net loans	$753,398	716,261

Age analysis of past due loans, by loan type

December 31, 2017
(Dollars in thousands)
	Loans 30-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans:
Construction and land development	$277	-	277	84,710	84,987	-
Single-family residential	3,241	193	3,434	243,269	246,703	-
Single-family residential -
Banco de la Gente stated income	4,078	465	4,543	32,706	37,249	-
Commercial	588	-	588	248,049	248,637	-
Multifamily and farmland	-	12	12	28,925	28,937	-
Total real estate loans	8,184	670	8,854	637,659	646,513	-

Loans not secured by real estate:
Commercial loans	53	100	153	88,869	89,022	-
Farm loans	-	-	-	1,204	1,204	-
Consumer loans	113	5	118	9,770	9,888	-
All other loans	-	-	-	13,137	13,137	-
Total loans	$8,350	775	9,125	750,639	759,764	-

December 31, 2016 (Dollars in thousands)
	Loans 30-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans:
Construction and land development	$-	10	10	61,739	61,749	-
Single-family residential	4,890	80	4,970	235,730	240,700	-
Single-family residential -
Banco de la Gente stated income	5,250	249	5,499	34,690	40,189	-
Commercial	342	126	468	247,053	247,521	-
Multifamily and farmland	471	-	471	20,576	21,047	-
Total real estate loans	10,953	465	11,418	599,788	611,206	-

Loans not secured by real estate:
Commercial loans	273	-	273	87,323	87,596	-
Farm loans	-	-	-	-	-	-
Consumer loans	68	6	74	9,758	9,832	-
All other loans	3	-	3	15,174	15,177	-
Total loans	$11,297	471	11,768	712,043	723,811	-

Non-accrual loans
(Dollars in thousands)
	December 31, 2017	December 31, 2016
Real estate loans:
Construction and land development	$14	22
Single-family residential	1,634	1,662
Single-family residential -
Banco de la Gente stated income	1,543	1,340
Commercial	396	669
Multifamily and farmland	12	78
Total real estate loans	3,599	3,771

Loans not secured by real estate:
Commercial loans	100	21
Consumer loans	12	33
Total	$3,711	3,825

Impaired loans

December 31, 2017
(Dollars in thousands)
	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans	YTD Interest Income Recognized
Real estate loans:
Construction and land development	$282	-	277	277	6	253	17
Single-family residential	5,226	1,135	3,686	4,821	41	5,113	265
Single-family residential -
Banco de la Gente stated income	17,360	-	16,805	16,805	1,149	16,867	920
Commercial	2,761	807	1,661	2,468	1	3,411	148
Multifamily and farmland	78	-	12	12	-	28	-
Total impaired real estate loans	25,707	1,942	22,441	24,383	1,197	25,672	1,350

Loans not secured by real estate:
Commercial loans	264	100	4	104	-	149	3
Consumer loans	158	-	154	154	2	194	9
Total impaired loans	$26,129	2,042	22,599	24,641	1,199	26,015	1,362

December 31, 2016 (Dollars in thousands)
	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans	YTD Interest Income Recognized
Real estate loans:
Construction and land development	$282	-	278	278	11	330	13
Single-family residential	5,354	703	4,323	5,026	47	7,247	164
Single-family residential -
Banco de la Gente stated income	18,611	-	18,074	18,074	1,182	17,673	861
Commercial	3,750	1,299	2,197	3,496	166	4,657	152
Multifamily and farmland	78	-	78	78	-	78	-
Total impaired real estate loans	28,075	2,002	24,950	26,952	1,406	29,985	1,190

Loans not secured by real estate:
Commercial loans	27	-	27	27	-	95	-
Consumer loans	211	-	202	202	3	222	8
Total impaired loans	$28,313	2,002	25,179	27,181	1,409	30,302	1,198

December 31, 2015

(Dollars in thousands)

	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans	YTD Interest Income Recognized
Real estate loans:
Construction and land development	$643	216	226	442	12	705	18
Single-family residential	8,828	1,489	6,805	8,294	189	10,852	224
Single-family residential -
Banco de la Gente stated income	20,375	-	19,215	19,215	1,143	18,414	921
Commercial	4,556	-	4,893	4,893	179	5,497	89
Multifamily and farmland	96	-	83	83	-	93	6
Total impaired real estate loans	34,498	1,705	31,222	32,927	1,523	35,561	1,258

Loans not secured by real estate:
Commercial loans	180	-	161	161	3	132	5
Consumer loans	286	-	260	260	4	283	11
Total impaired loans	$34,964	1,705	31,643	33,348	1,530	35,976	1,274

Fair value measurements for mortgage loans held for sale, impaired loans and other real estate on a non-recurring basis

(Dollars in thousands)
	Fair Value Measurements December 31, 2017	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage loans held for sale	$857	-	-	857
Impaired loans	$23,442	-	-	23,442
Other real estate	$118	-	-	118

(Dollars in thousands)

	Fair Value Measurements December 31, 2016	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage loans held for sale	$5,709	-	-	5,709
Impaired loans	$25,772	-	-	25,772
Other real estate	$283	-	-	283

(Dollars in thousands)
	Fair Value December 31, 2017	Fair Value December 31, 2016	Valuation Technique	Significant Unobservable Inputs	General Range of Significant Unobservable Input Values
Mortgage loans held for sale	$857	5,709	Rate lock commitment	N/A	N/A
Impaired loans	$23,442	25,772	Appraised value and discounted cash flows	Discounts to reflect current market conditions and ultimate collectability	0 - 25%
Other real estate	$118	283	Appraised value	Discounts to reflect current market conditions and estimated costs to sell	0 - 25%

Changes in the allowance for loan losses

Changes in the allowance for loan losses for the year ended December 31, 2017 were as follows:

(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single- Family Residential	Single- Family Residential - Banco de la Gente Stated Income	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$1,152	2,126	1,377	1,593	52	675	-	204	371	7,550
Charge-offs	-	(249)	-	-	(66)	(194)	-	(473)	-	(982)
Recoveries	14	85	-	21	-	31	-	154	-	305
Provision	(362)	(150)	(97)	(421)	86	62	-	270	105	(507)
Ending balance	$804	1,812	1,280	1,193	72	574	-	155	476	6,366

Ending balance: individually
evaluated for impairment	$-	-	1,093	37	-	-	-	-	-	1,130
Ending balance: collectively
evaluated for impairment	804	1,812	187	1,156	72	574	-	155	476	5,236
Ending balance	$804	1,812	1,280	1,193	72	574	-	155	476	6,366

Loans:
Ending balance	$84,987	246,703	37,249	248,637	28,937	89,022	1,204	23,025	-	759,764
Ending balance: individually
evaluated for impairment	$98	1,855	15,460	2,251	-	100	-	-	-	19,764
Ending balance: collectively
evaluated for impairment	$84,889	244,848	21,789	246,386	28,937	88,922	1,204	23,025	-	740,000

Changes in the allowance for loan losses for the year ended December 31, 2016 were as follows:

(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single- Family Residential	Single- Family Residential - Banco de la Gente Stated Income	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$2,185	2,534	1,460	1,917	-	842	-	172	479	9,589
Charge-offs	(7)	(275)	-	(318)	-	(146)	-	(492)	-	(1,238)
Recoveries	10	55	-	19	-	170	-	151	-	405
Provision	(1,036)	(188)	(83)	(25)	52	(191)	-	373	(108)	(1,206)
Ending balance	$1,152	2,126	1,377	1,593	52	675	-	204	371	7,550

Ending balance: individually
evaluated for impairment	$-	-	1,160	159	-	-	-	-	-	1,319
Ending balance: collectively
evaluated for impairment	1,152	2,126	217	1,434	52	675	-	204	371	6,231
Ending balance	$1,152	2,126	1,377	1,593	52	675	-	204	371	7,550

Loans:
Ending balance	$61,749	240,700	40,189	247,521	21,047	87,596	-	25,009	-	723,811
Ending balance: individually
evaluated for impairment	$-	935	16,718	3,648	-	-	-	-	-	21,301
Ending balance: collectively
evaluated for impairment	$61,749	239,765	23,471	243,873	21,047	87,596	-	25,009	-	702,510

Changes in the allowance for loan losses for the year ended December 31, 2015 were as follows:

(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single- Family Residential	Single- Family Residential - Banco de la Gente Stated Income	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$2,785	2,566	1,610	1,902	7	1,098	-	233	881	11,082
Charge-offs	(198)	(618)	(117)	(329)	-	(37)	-	(545)	-	(1,844)
Recoveries	45	34	22	21	-	101	-	145	-	368
Provision	(447)	552	(55)	323	(7)	(320)	-	339	(402)	(17)
Ending balance	$2,185	2,534	1,460	1,917	-	842	-	172	479	9,589

Ending balance: individually
evaluated for impairment	$-	96	1,115	171	-	-	-	-	-	1,382
Ending balance: collectively
evaluated for impairment	2,185	2,438	345	1,746	-	842	-	172	479	8,207
Ending balance	$2,185	2,534	1,460	1,917	-	842	-	172	479	9,589

Loans:
Ending balance	$65,791	220,690	43,733	228,526	18,080	91,010	3	21,258	-	689,091
Ending balance: individually
evaluated for impairment	$216	2,636	17,850	4,212	-	-	-	-	-	24,914
Ending balance: collectively
evaluated for impairment	$65,575	218,054	25,883	224,314	18,080	91,010	3	21,258	-	664,177

Credit risk profile of each loan type based on internally assigned risk grade

December 31, 2017

(Dollars in thousands)

	Real Estate Loans
	Construction and Land Development	Single- Family Residential	Single- Family Residential - Banco de la Gente Stated Income	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer	All Other	Total

1- Excellent Quality	$152	8,590	-	-	-	446	-	791	-	9,979
2- High Quality	20,593	120,331	-	34,360	561	17,559	-	3,475	2,410	199,289
3- Good Quality	53,586	89,120	14,955	196,439	25,306	65,626	1,085	5,012	9,925	461,054
4- Management Attention	4,313	20,648	15,113	13,727	1,912	5,051	119	562	802	62,247
5- Watch	6,060	4,796	3,357	3,671	1,146	223	-	23	-	19,276
6- Substandard	283	3,218	3,824	440	12	117	-	25	-	7,919
7- Doubtful	-	-	-	-	-	-	-	-	-	-
8- Loss	-	-	-	-	-	-	-	-	-	-
Total	$84,987	246,703	37,249	248,637	28,937	89,022	1,204	9,888	13,137	759,764

December 31, 2016

(Dollars in thousands)

	Real Estate Loans
	Construction and Land Development	Single- Family Residential	Single- Family Residential - Banco de la Gente Stated Income	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer	All Other	Total

1- Excellent Quality	$-	14,996	-	-	-	541	-	959	-	16,496
2- High Quality	9,784	109,809	-	39,769	2,884	26,006	-	3,335	2,507	194,094
3- Good Quality	33,633	82,147	16,703	176,109	14,529	55,155	-	4,842	10,921	394,039
4- Management Attention	10,892	25,219	15,580	24,753	2,355	5,586	-	619	1,749	86,753
5- Watch	7,229	4,682	3,943	4,906	1,201	246	-	31	-	22,238
6- Substandard	211	3,847	3,963	1,984	78	62	-	42	-	10,187
7- Doubtful	-	-	-	-	-	-	-	-	-	-
8- Loss	-	-	-	-	-	-	-	4	-	4
Total	$61,749	240,700	40,189	247,521	21,047	87,596	-	9,832	15,177	723,811

Analysis of TDR loans by loan type

Year ended December 31, 2017
(Dollars in thousands)
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate loans:
Single-family residential	2	$22	22
Total TDR loans	2	$22	22

Year ended December 31, 2016
(Dollars in thousands)
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate loans:
Single-family residential	3	$124	121
Total TDR loans	3	$124	121